RISK MANAGEMENT (Details 21) - Pension Plans [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$)
Interest Rate Variation Of Minus 5 Percentage [Member]
IfrsStatementLineItems [Line Items]
Increases in the insurance liabilities	R$ (266,988)
Interest Rate Variation Of Plus 5 Percentage [Member]
IfrsStatementLineItems [Line Items]
Increases in the insurance liabilities	(51,127)
Interest Rate Variation Of Plus 0. 002 Percentage [Member]
IfrsStatementLineItems [Line Items]
Increases in the insurance liabilities	R$ (185,666)